Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense [Abstract]
Loss from continuing operations before income tax expense	$ (3,679,999)	$ (5,215,987)	$ (6,936,957)
Tax at the Australian tax rate of 25% (2025: 25%)	(920,000)	(1,303,997)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(195,578)	(277,644)
Accounting expenditure subject to R&D tax incentive	449,605	638,263
Share-based payments	22,112	76,061
Net impact of other amounts not deductible (taxable)	143,630	6,875
Subtotal	(500,231)	(860,442)
Tax losses and other timing differences for which no deferred tax asset is recognized	500,231	860,442
Income tax expense